Note 12 - Non-controlling Interests - Financial Position of U.S. Goldmining (Details) - CAD ($) $ in Thousands	Nov. 30, 2025	Nov. 30, 2024	Nov. 30, 2023
Statement Line Items [Line Items]
Cash and cash equivalents	$ 24,937	$ 11,880
Restricted cash	60	122
Other assets	491	403
Exploration and evaluation assets	57,998	56,547	$ 56,815
Assets	237,961	120,961
Liabilities	8,362	$ 5,800
U.S. GoldMining Inc. [member]
Statement Line Items [Line Items]
Cash and cash equivalents	10,193
Restricted cash	60
Prepaid expenses and deposits	122
Other assets	100
Land, property and equipment	1,312
Exploration and evaluation assets	79
Assets	11,866
Accounts payable and accrued liabilities	446
Withholding taxes payable	253
Rehabilitation provisions	461
Lease liability	124
Liabilities	$ 1,284